Segment Information - Supplemental Disclosure of Net Sales (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of products and services [line items]
Net Sales	$ 571,042	R$ 1,889,006	R$ 1,739,540	R$ 1,505,686
Sports [member]
Disclosure of products and services [line items]
Net Sales	478,262	1,582,089	1,556,717	1,440,024
Fashion [member]
Disclosure of products and services [line items]
Net Sales	82,353	272,423	174,549	R$ 65,662
Marketplace [member]
Disclosure of products and services [line items]
Net Sales	$ 10,427	R$ 34,494	R$ 8,274